Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Concentration of risks
Number of largest collaboration partners	2
Revenue | Customer concentration risk | Collaboration partner one
Concentration of risks
Concentration risk (as a percent)	67.00%	85.00%
Revenue | Customer concentration risk | Collaboration partner two
Concentration of risks
Concentration risk (as a percent)	11.00%	8.00%
Revenue | Customer concentration risk | Granting agency
Concentration of risks
Concentration risk (as a percent)	9.00%	3.00%